Other operating income and expenses - Schedule of other operating income (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Gain loss related to export increase program	$ 5,378	$ 43,911	$ 86,173
Payments received from farmout agreement			26,650,000
Oil and gas assets [member]
Statement [Line Items]
Disposals, property, plant and equipment			2,051
Farmout agreement [Member]
Statement [Line Items]
Disposals, intangible assets and goodwill			$ 170,000